Commitments and Contingencies	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Commitments and Contingencies	Commitments and Contingencies
Purchase Commitments
Open purchase commitments are for the purchase of goods and services related to, but not limited to, research and development, facilities, and professional services under non-cancellable contracts. They were not recorded as liabilities on the condensed balance sheet as of March 31, 2021 as the Company had not yet received the related goods or services. As of March 31, 2021, the Company had open purchase commitments for goods and services of $1.3 million, which are expected to be received through the next 12 months.
Legal Proceedings
From time to time, the Company may become involved in litigation relating to claims arising from the ordinary course of business. Management believes that there are currently no claims or actions pending against the Company where the ultimate disposition could have a material adverse effect on the Company’s results of operations, financial condition or cash flows.
Leases
The Company is obligated under certain non-cancelable operating leases for office space and laboratory space. This space includes operating leases in Seattle, Washington, Menlo Park, California and San Carlos, California. The operating lease in Seattle, Washington will expire in April 2021 and will be renewed month to month while the Company negotiates on a new lease. The operating lease in San Carlos, California will expire in December 2021. The operating lease in Menlo Park, California expired in February 2020.
In December 2020, the Company entered into a new lease in San Carlos, California for ten years commencing in September 2021 and expiring in September 2031 with total minimum lease payments of $42.1 million. In December 2020, the Company also entered into a temporary office space lease agreement in San Carlos, California commencing in February 2021 and expiring in October 2021 with total minimum lease payments of $1.2 million. The temporary office space lease agreement was recognized as a short-term lease due to the election of the short-term lease measurement and recognition exemption.
The components of lease costs, which were included in operating expenses in condensed statements of operations, were as follows:

	Three Months Ended March 31,
(in thousands)	2021	2020
Fixed operating lease costs	$501	$594
Variable operating lease costs	10	56
Short-term lease costs	179	—
Sublease income	—	(77)
Total lease costs	$690	$573
For the three months ended March 31, 2021 and 2020, cash paid for amounts included in the measurement of lease liabilities included in cash flows used in operating activities was $0.3 million and $0.6 million, respectively.
As of March 31, 2021, the weighted-average remaining lease term and weighted-average discount rate for operating leases is 0.8 years and 10.0% respectively.
The following table summarizes the Company's future principal contractual obligations for operating lease commitments as of March 31, 2021:

(in thousands)	Lease Obligations
Year Ended December 31,
2021	$2,272
Total future minimum lease payments	2,272
Less: Imputed interest	(40)
Total operating lease liabilities	$2,232
Total future principal contractual obligations for operating lease commitments exceeded the undiscounted lease liability by $1.0 million as of March 31, 2021 because the lease liability in the condensed balance sheet excluded short-term lease payments.
Guarantees and Indemnifications
In the ordinary course of business, the Company enters into agreements that may include indemnification provisions. Pursuant to such agreements, the Company may indemnify, hold harmless and defend an indemnified party for losses suffered or incurred by the indemnified party. Some of the provisions will limit losses to those arising from third-party actions. In some cases, the indemnifications will continue after the termination of the agreement. The maximum potential amount of future payments the Company could be required to make under these provisions is not determinable. The Company has never incurred material costs to defend lawsuits or settle claims related to these indemnification provisions.
The Company has also agreed to indemnify its directors and executive officers for costs associated with any fees, expenses, judgments, fines and settlement amounts incurred by them in any action or proceeding to which any of them are, or are threatened to be, made a party by reason of their service as a director or officer. The Company maintains director and officer insurance coverage that would generally enable it to recover a portion of any future amounts paid. The Company may be subject to indemnification obligation by law with respect to the actions of its employees under certain circumstances and in certain jurisdictions.
Letter of Credit
In conjunction with the San Carlos lease agreement, the Company issued a cash-collateralized letter of credit in lieu of security deposit of $0.6 million. The cash amount is recorded as restricted cash under Other long-term assets on the Company’s condensed balance sheet.
Commitments & Contingencies
Registration Rights
The holders of Founder Shares, Private Placement Shares and Private Placement Shares that may be issued upon conversion of Working Capital Loans, will be entitled to registration rights pursuant to a registration and shareholder rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of its Business Combination. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period, which occurs (i) in the case of the Founder Shares, in accordance with the letter agreement the Company’s initial shareholders entered into and (ii) in the case of the Private Placement Shares, 30 days after the completion of the Company’s Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriters a 45-day option from the final prospectus relating to the Initial Public Offering to purchase up to 1,950,000 additional Public Shares to cover over-allotments, at the Initial Public Offering price less the underwriting discounts and commissions.  On August 11, 2020, the underwriters fully exercised the over-allotment option.
The underwriters were entitled to an underwriting discount of $0.20 per Public Share, or approximately $3.0 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per Public Share, or approximately $5.2 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Commitments and Contingencies
Purchase Commitments
Open purchase commitments are for the purchase of goods and services related to, but not limited to, research and development, facilities, and professional services under non-cancellable contracts. They were not recorded as liabilities on the balance sheet as of December 31, 2020 as the Company had not yet received the related goods or services. As of December 31, 2020, the Company had open purchase commitments for goods and services of $0.5 million, all of which are expected to be received by December 31, 2021.
Legal Proceedings
From time to time, the Company may become involved in litigation relating to claims arising from the ordinary course of business. Management believes that there are currently no claims or actions pending against the Company where the ultimate disposition could have a material adverse effect on the Company’s results of operations, financial condition or cash flows.
Leases
The Company is obligated under certain non-cancelable operating leases for office space and laboratory space. This space includes three operating leases in Seattle, Washington, Menlo Park, California and San Carlos, California. The operating leases in Seattle, Washington and San Carlos, California will expire in April 2021 and September 2023, respectively. The operating lease in Menlo Park, California expired in February 2020.
In December 2020, the Company entered into a new lease in San Carlos, California for ten years commencing in September 2021 and expiring in September 2031 with total minimum lease payments of $42.1 million. In December 2020, the Company also entered into a temporary office space lease agreement in San Carlos, California commencing in February 2021 and expiring in October 2021 with total minimum lease payments of $1.2 million.
For the year ended December 31, 2020, the Company incurred $2.1 million in fixed operating lease expense, $0.1 million in variable operating lease expense, and earned $0.1 million in sublease income offset against fixed and variable operating lease expenses, which are included in operating expenses in the statement of operations.
For the year ended December 31, 2020, cash paid for amounts included in the measurement of lease liabilities included in cash flows used in operating activities was $2.0 million.
As of December 31, 2020, the weighted-average remaining lease term and weighted-average discount rate for operating leases is 2.7 years and 8.0% respectively.
The following table summarizes the Company's future principal contractual obligations for operating lease commitments as of December 31, 2020:

(in thousands)
Year Ended December 31,	Lease Obligations
2021	$1,791
2022	1,988
2023	1,525
Total future minimum lease payments	5,304
Less: Imputed interest	(529)
Total operating lease liabilities	$4,775
As of December 31, 2019, prior to the adoption of the new lease accounting guidance, the Company’s future principal contractual obligations for operating lease commitments were as follows:

(in thousands)
Year Ended December 31,	Lease Obligations
2020	$2,034
2021	2,107
2022	1,988
2023	1,525
Total future minimum lease payments	$7,654
Guarantees and Indemnifications
In the ordinary course of business, the Company enters into agreements that may include indemnification provisions. Pursuant to such agreements, the Company may indemnify, hold harmless and defend an indemnified party for losses suffered or incurred by the indemnified party. Some of the provisions will limit losses to those arising from third-party actions. In some cases, the indemnifications will continue after the termination of the agreement. The maximum potential amount of future payments the Company could be required to make under these provisions is not determinable. The Company has never incurred material costs to defend lawsuits or settle claims related to these indemnification provisions.
The Company has also agreed to indemnify its directors and executive officers for costs associated with any fees, expenses, judgments, fines and settlement amounts incurred by them in any action or proceeding to which any of them are, or are threatened to be, made a party by reason of their service as a director or officer. The Company maintains director and officer insurance coverage that would generally enable it to recover a portion of any future amounts paid. The Company may be subject to indemnification obligation by law with respect to the actions of its employees under certain circumstances and in certain jurisdictions.
Letter of Credit
In conjunction with the San Carlos lease agreement, the Company issued a cash-collateralized letter of credit in lieu of security deposit of $0.6 million. The cash amount is recorded as restricted cash under Other long-term assets on the Company’s balance sheet.

Arya Sciences Acquisition Corp III
Subsidiary, Sale of Stock [Line Items]
Commitments and Contingencies	Commitments and Contingencies
Registration Rights
The holders of Founder Shares, Private Placement Shares and Private Placement Shares that may be issued upon conversion of Working Capital Loans, will be entitled to registration rights pursuant to a registration and shareholder rights agreement signed upon the consummation of the Initial Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of its Business Combination. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period, which occurs (i) in the case of the Founder Shares, in accordance with the letter agreement the Company’s initial shareholders entered into and (ii) in the case of the Private Placement Shares, 30 days after the completion of the Company’s Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriters a 45-day option from the final prospectus relating to the Initial Public Offering to purchase up to 1,950,000 additional Public Shares to cover over-allotments, at the Initial Public Offering price less the underwriting discounts and commissions.  On August 11, 2020, the underwriters fully exercised the over-allotment option.
The underwriters were entitled to an underwriting discount of $0.20 per Public Share, or approximately $3.0 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per Public Share, or approximately $5.2 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.